SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

23.SHARE-BASED COMPENSATION

On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan (the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.7951 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.

In May 2018, the Company granted 5,569,105 options (Batch 1) to certain eligible employees. In February 2019, the Company granted another 5,569,105 options (Batch 2). In October 2020, the Company granted another 8,353,658 options (Batch 3). In May 2021, the Company granted another 8,454,422 options (Batch 4). On August 1, 2022, the Company granted another 28,000 options (Batch 5-1) and 1,585,000 options (Batch 5-2). On December 23, 2024, the Company granted another 42,906 options (Batch 6) and shall vest immediately upon grant. Part of the options granted in Batch 4, Batch 5-1, Batch 5-2 and Batch 6 are redistribution of previously forfeited options to different eligible employees.

On April 22, 2022, the Company’s Board of Directors authorized the grant of an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Xiaojun Zhang and an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Jiayuan Lin. Such Share Options are granted in consideration of Mr. Zhang and Mr. Lin’s roles in guiding the Company’s profitable investment in Li Auto Inc., and shall vest immediately upon grant, and have an exercise price of US $1.2951 per Class A Ordinary Share. The option was granted on June 16, 2022.

According to the terms of the ESOP, in the event of the Company distributing cash dividend other than normal cash dividends to its shareholders which affects the price of ordinary shares, an adjustment is required for all outstanding options under the ESOP to reflect such change with respect to exercise price per share.

On March 11, 2021, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB955.4 million (US$147.1 million) was paid to shareholders of record as of the close of trading on March 22, 2021 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.7951 per share to US$1.2951 per share from March 22, 2021.

On April 22, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB913.3 million (US$136.6 million) was paid to shareholders (netted with dividend received related with treasury shares) of record as of the close of trading on May 25, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.2951 per share to US$0.7951 per share from June 16, 2022.

On October 11, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB957.7 million (US$134.8 million) was paid to shareholders of record as of the close of trading on October 24, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$0.7951 per share to US$0.2951 per share from November 24, 2022.

23.SHARE-BASED COMPENSATION - CONTINUED

The estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is estimated by management based on changes in intrinsic value of the option and likelihood of early exercises by employees, which the Company believes is representative of the future.

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of	As of	As of	As of	As of	As of	As of	As of
	May 25, 2018,	February 15, 2019,	October 15, 2020,	May 1, 2021,	June 16, 2022,	August 1, 2022,	August 1, 2022,	December 23, 2024,
	(date of	(date of	(date of	(date of	(date of	(date of	(date of	(date of
	inception)	inception)	inception)	inception)	inception)	inception)	inception)	inception)
	Batch 1	Batch 2	Batch 3	Batch 4		Batch 5‑1	Batch 5‑2	Batch 6
Risk-free interest rate (%)	2.93	2.66	0.74	0.74	3.20	2.59	2.59	4.53
Volatility (%)	38.70	38.70	37.60	38.00	47.80	48.10	48.10	50.0
Expected exercise multiple	2.80	2.30	2.30	2.30	2.80	2.80	2.20	2.80
Dividend yield	Nil	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951	0.7951	0.7951	0.7951	0.2951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72	10.52	8.66	8.66	17.70

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB158,522,520, RMB38,490,513 and RMB17,114,743 (US$2,344,710) for the years ended December 31, 2022, 2023 and 2024, respectively. The total fair value of options vested during the years ended December 31, 2022, 2023 and 2024 was RMB95,854,700, RMB94,080,394 and RMB48,115,474 (US$6,591,793), respectively.

23.SHARE-BASED COMPENSATION-CONTINUED

A summary of option activity under the ESOP is as follows:

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
		RMB	RMB	RMB
Balance, December 31, 2021	25,946,770	8	25
Granted	13,613,000	5	10
Exercised	(1,817,288)	4	25	5,086,872
Forfeited	(1,687,224)	6	20
Balance, December 31, 2022	36,055,258	2	20
Granted	—	—	—
Exercised	(1,285,640)	2	22	2,708,085
Forfeited	(856,922)	2	9
Balance, December 31, 2023	33,912,696	2	20
Granted	42,906	2	18
Exercised	(1,221,920)	2	21	7,411,428
Forfeited	(262,902)	2	13
Balance, December 31, 2024	32,470,780	2	20
Vested or expected to vest at December 31, 2024	32,298,296	2		449,089,608
Exercisable at December 31, 2024	30,345,598	2		421,938,443

As of December 31, 2024, RMB3,018,911 (US$413,589) of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 0.54 years and a weighted-average remaining contractual term of 6.61 years. Cash received from option exercise under all share-based payment for the years ended December 31, 2022, 2023 and 2024, was RMB7,041,437, RMB2,705,206 and RMB2,603,741 (US$356,711), respectively.

For the years ended December 31, 2022, 2023 and 2024, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenue	4,160,056	2,187,338	1,719,572	235,580
Sales and marketing	14,691,410	7,715,989	2,903,898	397,832
General and administrative	135,888,877	26,831,755	12,234,589	1,676,132
Research and development	3,782,177	1,755,431	256,684	35,166
	158,522,520	38,490,513	17,114,743	2,344,710